Note 3 - Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]

Note 3 – Going Concern

As of September 30, 2023, the Company had an accumulated retained deficit of $60,068,000 and net losses for both the quarter and year to date periods ended September 30, 2023, along with $2,096,672 of cash on hand, and working capital of $3,145,708. We are too early in our development to be able to project operating results with the necessary level of certainty; our plans for growth include significant capital expenditures, which we may not be able to fund through operating cash flows; therefore, we may not have sufficient funds to sustain our operations for the next twelve months while also executing our plan for growth. These factors raise substantial doubt about our Company's ability to continue as a going concern.

During the current third quarter of 2023, the Company achieved a significant improvement in its operating results. This improvement was primarily driven by increased sales of our freeze dried candy to large retail customers, coupled with increased margins in the third quarter of 2023, related to our pivot away from slower selling products to focus on our customers demand for freeze dried candy.

Management has developed and implemented a comprehensive plan to improve the Company's financial position. In the third quarter of 2023, to support its ongoing operations, the Company secured additional capital of $3,675,000 through a share offering. Management plans to use this additional capital investment to reduce our production constraints through additional freeze driers and necessary warehouse space. Our ability to scale production and distribution capabilities and further increase the value of our brands is largely dependent on our success in raising additional capital.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. The financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 3 – Going Concern

As shown in the accompanying financial statements, as of December 31, 2022, the Company had a cash balance of $276,464 and working capital of $1,687,880. We are too early in our development stage to project revenue with a necessary level of certainty; therefore, we may not have sufficient funds to sustain our operations for the next twelve months and we may need to raise additional cash to fund our operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company has commenced sales and continues to develop its operations. In the event sales do not materialize at the expected rates, management would seek additional financing or would attempt to conserve cash by further reducing expenses. There can be no assurance that we will be successful in achieving these objectives.

The Company continues to pursue sources of additional capital through debt and financing transactions or arrangements, including equity financing or other means. We may not be successful in identifying suitable funding transactions in a sufficient time period or at all, and we may not obtain the capital we require by other means. If we do not succeed in raising additional capital, our resources may not be sufficient to fund our business. Our ability to scale production and distribution capabilities and further increase the value of our brands, is largely dependent on our success in raising additional capital.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. These financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.